Segment Reporting - Schedule of Revenue for Major Markets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
China [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 19,575,794	$ 11,005,500	$ 18,033,220
China [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	64.61%	54.15%	67.02%
France [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 1,516,466
France [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	5.00%
Israel [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 909,207
Israel [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	3.00%
Nigeria [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 827,955
Nigeria [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	2.73%
U.K. [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount	$ 781,562	$ 1,053,668	$ 879,733
U.K. [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales	2.58%	5.18%	3.27%
Australia [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount		$ 1,558,935
Australia [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales		7.67%
Poland [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount		$ 1,318,926	$ 1,607,394
Poland [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales		6.49%	5.97%
Germany [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount		$ 1,016,250	$ 1,217,732
Germany [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales		5.00%	4.53%
Canada [Member]
Schedule of Revenue by Major Markets [Line Items]
Sales Amount			$ 971,909
Canada [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Markets [Line Items]
Percentage of sales			3.61%